Obligations under Guarantees and Other Off-balance Sheet Instruments [Text Block] (Tables)	6 Months Ended
Sep. 30, 2018
Text Block [Abstract]
Contractual or Notional Amounts of Guarantees [Table Text Block]

	March 31, 2018	September 30, 2018
	(in billions)
Standby letters of credit and financial guarantees	¥4,311	¥4,067
Performance guarantees	3,051	3,243
Derivative instruments(1)(2)	40,513	52,204
Liabilities of trust accounts	9,444	9,282
Others	22	25

Total	¥57,341	¥68,821

Notes:	(1)	Credit derivatives sold by the MUFG Group are excluded from this presentation.
	(2)	Derivative instruments that are deemed to be included within the definition of guarantees as prescribed in the guidance on guarantees include certain written options and credit default swaps.

Maximum Potential Amount of Future Payments Classified Based upon Internal Credit Ratings [Table Text Block]

At March 31, 2018:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(1)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥4,311	¥4,211	¥83	¥13	¥4
Performance guarantees	3,051	2,910	113	5	23

Total	¥7,362	¥7,121	¥196	¥18	¥27

At September 30, 2018:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(1)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥4,067	¥3,973	¥72	¥18	¥4
Performance guarantees	3,243	3,166	45	8	24

Total	¥7,310	¥7,139	¥117	¥26	¥28

Note:	(1)	See Notes of the tables regarding “the maximum potential amount of future payments classified based upon internal credit ratings “in Note 25 to the consolidated financial statements for the fiscal year ended March 31, 2018.

Contractual Amounts with Regard to Other Off-balance Sheet Instruments [Table Text Block]

	March 31, 2018	September 30, 2018
	(in billions)
Commitments to extend credit	¥80,090	¥79,308
Commercial letters of credit	1,191	1,123
Commitments to make investments	183	236
Other	13	6